Financing Arrangements Details (Details)								1 Months Ended												3 Months Ended	6 Months Ended	12 Months Ended			18 Months Ended	19 Months Ended
	Feb. 03, 2015 USD ($) director	Jul. 30, 2014 USD ($) director	Jul. 14, 2014 USD ($) director $ / shares shares	Jun. 24, 2014 USD ($) director	May. 29, 2014 USD ($)	May. 12, 2014	Feb. 12, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	May. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($) shares	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) director $ / shares shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Jun. 18, 2014 USD ($)	Jan. 14, 2014 $ / shares shares
Financing Arrangements (Textual)
Preferred Stock, Shares Issued | shares								44,030			2,229,702								0	44,030	44,030	2,229,702		0	44,030
Amount outstanding								$ 4,727,094			$ 4,782,538								$ 7,171,252	$ 4,727,094	$ 4,727,094	$ 4,782,538		$ 7,171,252	$ 4,727,094
Conversion of debt, shares issued | shares													5,139,169					246,867						1,854,638
Accrued interest								$ 182,432			$ 182,184								$ 1,953,502	$ 182,432	$ 182,432	182,184		$ 1,953,502	$ 182,432
Principal amount of debt converted													$ 6,301,241					$ 986,793						6,744,139
Interest expense related to beneficial conversion feature																						1,612,251
Issuance of shares																						$ 5,579,208		$ 1,197,550
Private Placement
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.4816												$ 0.4816	$ 0.4816				$ 0.4816
Private Placement | Convertible Preferred Stock Series C
Financing Arrangements (Textual)
Preferred Stock, Shares Issued | shares								44,030												44,030	44,030				44,030
Merger Transaction | DE2
Financing Arrangements (Textual)
Long term debt assumed							$ 85,105
Common Stock Warrants
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares											$ 2.00		$ 1.88									$ 2.00
Period of warrant								5 years					5 years									5 years
Shares that may be purchased under warrant agreement | shares											2,229,702		3,289,086						232,450			2,229,702		232,450
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt													125.00%
Common Stock Warrants | Minimum
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares																			$ 4.00					$ 4.00
Common Stock Warrants | Maximum
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares																			$ 5.00					$ 5.00
Prime Rate
Financing Arrangements (Textual)
Variable interest rate at end of period								3.25%			3.25%								3.25%	3.25%	3.25%	3.25%		3.25%	3.25%
Director
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.4378												$ 0.4378	$ 0.4378				$ 0.4378
Shares that may be purchased under warrant agreement | shares								913,659												913,659	913,659				913,659
Director | Common Stock Warrants
Financing Arrangements (Textual)
Number of directors | director			2
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.88
Period of warrant			5 years					5 years
Shares that may be purchased under warrant agreement | shares			2,250,000
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Michael J. Hanson
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares								3,020
Principal amount of debt converted								$ 302,000
Michael J. Hanson | Private Placement
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares								3,020
Short term notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Total borrowings																							$ 3,285,000
Exercise price of warrants (in dollars per share) | $ / shares																		$ 3.60										$ 3.60
Shares that may be purchased under warrant agreement | shares																		821,250										821,250
Short term notes payable | Common Stock Warrants | Minimum
Financing Arrangements (Textual)
Period of warrant																		3 years
Short term notes payable | Common Stock Warrants | Maximum
Financing Arrangements (Textual)
Period of warrant																		5 years
Short term notes payable | Director | Common Stock Warrants
Financing Arrangements (Textual)
Total borrowings																							$ 2,875,000
Shares that may be purchased under warrant agreement | shares																	718,750						718,750
Financial Commitment Letter July 2014 | Michael J. Hanson | Private Placement | Convertible Preferred Stock Series C
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares																				1,020
Financial Commitment Letter July 2014 | Michael J. Hanson | Common Stock Warrants | Private Placement
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.4816												$ 0.4816	$ 0.4816				$ 0.4816
Period of warrant										5 years										5 years
Shares that may be purchased under warrant agreement | shares								232,983												232,983	232,983				232,983
Line of credit | Director
Financing Arrangements (Textual)
Amount outstanding								$ 1,100,000			$ 1,100,000									$ 1,100,000	$ 1,100,000	$ 1,100,000			$ 1,100,000
Line of credit | Michael J. Hanson | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Amount outstanding, including accrued interest								500,000												500,000	500,000				500,000
Notes payable to bank
Financing Arrangements (Textual)
Principal amount of debt, modification of terms																					313,000	252,000
Increase in amount of installment note payable									$ 113,000
Notes Payable to Directors and Affiliates
Financing Arrangements (Textual)
Amount outstanding								$ 1,348,000			$ 1,350,000								$ 2,350,000	$ 1,348,000	$ 1,348,000	1,350,000		$ 2,350,000	$ 1,348,000
Notes Payable to Directors and Affiliates | Convertible Preferred Stock Series C
Financing Arrangements (Textual)
Preferred Stock, Shares Issued | shares								4,000												4,000	4,000				4,000
Notes Payable to Directors and Affiliates | Private Placement | Convertible Preferred Stock Series C
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.4378												$ 0.4378	$ 0.4378				$ 0.4378
Period of warrant								5 years
Notes Payable to Directors and Affiliates | Common Stock Warrants | Private Placement
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement | shares								232,983												232,983	232,983				232,983
Notes Payable to Directors and Affiliates | Michael J. Hanson | Private Placement | Convertible Preferred Stock Series C
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares								1,020
Notes Payable to Directors and Affiliates | Related Party Loan Six | Director
Financing Arrangements (Textual)
Total borrowings																						$ 3,690,000			$ 4,425,000
Number of directors | director																						3
Notes Payable to Directors and Affiliates | Short term notes payable | Directors and Affiliates
Financing Arrangements (Textual)
Interest rate (as a percentage)			10.00%
Conversion of debt, shares issued | shares			2,982,611
Principal amount of debt converted			$ 3,375,000
Accrued interest on debt converted			204,134
Notes Payable to Directors and Affiliates | Tranche One | Related Party Loan Six | Director
Financing Arrangements (Textual)
Total borrowings																						$ 1,925,000			$ 400,000
Notes Payable to Directors and Affiliates | Letter Agreement
Financing Arrangements (Textual)
Borrowings during period														$ 450,000
Notes Payable to Directors and Affiliates | Notes payable | Related Party Loan Six | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)								10.00%			10.00%									10.00%	10.00%	10.00%			10.00%
Notes Payable to Directors and Affiliates | Notes payable | Letter Agreement | Director
Financing Arrangements (Textual)
Number of directors | director				2
Interest rate (as a percentage)				10.00%
Amount of debt convertible upon completion of IPO				$ 900,000
Notes Payable to Directors and Affiliates | Line of credit
Financing Arrangements (Textual)
Borrowings during period																					$ 350,000
Notes Payable to Directors and Affiliates | Line of credit | Directors and Affiliates
Financing Arrangements (Textual)
Amount outstanding								$ 1,000,000			$ 1,000,000									$ 1,000,000	1,000,000	$ 1,000,000			$ 1,000,000
Accrued interest								121,562			$ 62,315									121,562	121,562	62,315			121,562
Beneficial conversion feature			250,000																		21,000	146,000
Amortization expense																						$ 104,165
Notes Payable to Directors and Affiliates | Line of credit | Director | Private Placement
Financing Arrangements (Textual)
Number of directors | director	1
Principal amount of debt converted	$ 250,000
Notes Payable to Directors and Affiliates | Line of credit | Michael J. Hanson | Private Placement
Financing Arrangements (Textual)
Principal balance owned								102,000
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director
Financing Arrangements (Textual)
Number of directors | director																						1
Interest rate (as a percentage)											10.00%											10.00%
Maximum borrowing capacity								1,000,000			$ 1,500,000									1,000,000	1,000,000	$ 1,500,000			1,000,000
Amount outstanding														$ 1,500,000
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering											20.00%											20.00%
Notes Payable to Directors and Affiliates | Line of credit | Short term notes payable
Financing Arrangements (Textual)
Amortization expense																				62,000	125,000
Notes Payable to Directors and Affiliates | Line of credit | Letter Agreement | Director
Financing Arrangements (Textual)
Interest rate (as a percentage)				10.00%
Amount outstanding			$ 1,500,000
Conversion of debt, shares issued | shares			416,667
Principal amount of debt converted			$ 500,000
Amount of debt convertible upon completion of IPO				$ 500,000
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due				$ 10,000,000
Notes Payable to Directors and Affiliates | Line of credit | Letter Agreement | Director | Common Stock Warrants
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.88
Period of warrant			5 years
Shares that may be purchased under warrant agreement | shares			333,333
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Notes Payable to Directors and Affiliates | Line of credit | Financial Commitment Letter July 2014 | Director
Financing Arrangements (Textual)
Total borrowings																					350,000
Number of directors | director		2
Interest rate (as a percentage)		10.00%								10.00%
Amount outstanding, including accrued interest								381,000			$ 359,466									381,000	381,000	$ 359,466			381,000
Amount outstanding								348,000			350,000									348,000	348,000	350,000			348,000
Accrued interest								$ 32,588			$ 9,465									32,588	$ 32,588	$ 9,465			$ 32,588
Maximum borrowing capacity under financing agreement		$ 2,500,000
Default interest rate (as a percentage)		18.00%
Principal amount of debt, maturity date extended										$ 450,000
Notes Payable to Directors and Affiliates | Line of credit | Financial Commitment Letter July 2014 | Michael J. Hanson | Private Placement
Financing Arrangements (Textual)
Principal amount of debt converted										$ 250,000
Principal balance owned																				$ 102,000
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director
Financing Arrangements (Textual)
Conversion of debt, shares issued | shares			226,468
Principal amount of debt converted			$ 265,000
Accrued interest on debt converted			6,763
Convertible Term Loans, due December 2016, interest at 10%
Financing Arrangements (Textual)
Interest rate (as a percentage)								10.00%			10.00%								10.00%	10.00%	10.00%	10.00%		10.00%	10.00%
Borrowings during period					$ 1,950,000
Amount outstanding								$ 2,300,000			$ 2,300,000								$ 500,000	$ 2,300,000	$ 2,300,000	$ 2,300,000		$ 500,000	$ 2,300,000
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																			10.00%					10.00%
Amount outstanding, including accrued interest																			$ 502,603					$ 502,603
Borrowings during period																						3,300,000
Amount outstanding			$ 2,300,000					2,300,000			2,300,000									2,300,000	2,300,000	2,300,000			2,300,000		$ 3,250,000
Conversion of debt, shares issued | shares			980,213
Accrued interest								$ 254,329			$ 140,275									$ 254,329	254,329	140,275			$ 254,329
Beneficial conversion feature			$ 894,444																			0
Maximum borrowing capacity under financing agreement																			4,000,000					4,000,000
Principal amount of debt converted			1,000,000
Maximum additional borrowing capacity																			$ 4,000,000
Amount of debt convertible upon completion of IPO																											$ 1,000,000
Accrued interest on debt converted			$ 58,630
Interest expense related to beneficial conversion feature																					$ 894,444	$ 894,444
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Minimum
Financing Arrangements (Textual)
Increase in interest rate due to default (as a percentage)																			2.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Maximum
Financing Arrangements (Textual)
Increase in interest rate due to default (as a percentage)																			4.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.875
Period of warrant			5 years
Shares that may be purchased under warrant agreement | shares			705,753
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price			125.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Amendment,, first conversion right
Financing Arrangements (Textual)
Debt conversion rate expressed as a percentage of the price based on the terms offered in the Convertible Subordinated Note, due June 2015						90.00%
Conversion right extension period following closing date of IPO						120 days
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt						125.00%
Percentage warrant coverage awarded upon conversion of the debt						100.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Amendment, second conversion right
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)						125.00%
Percentage warrant coverage awarded upon conversion of the debt						100.00%
Series Subordinated Notes, due December 2015 Stated interest rate of 12%
Financing Arrangements (Textual)
Total borrowings																								$ 430,000		$ 7,800,000
Interest rate (as a percentage)								12.00%			12.00%								12.00%	12.00%	12.00%	12.00%		12.00%	12.00%
Amount outstanding								$ 499,591			$ 613,808								$ 863,808	$ 499,591	$ 499,591	$ 613,808		$ 863,808	$ 499,591
Conversion of debt, shares issued | shares																		225,162
Accrued interest											100,745								$ 104,096			100,745		$ 104,096
Principal amount of debt converted																		$ 250,000
Principal and accrued interest reclassified																					499,592	613,808
Accrued interest on debt converted																		650,647
Monthly installment amount											50,000
Series Subordinated Notes, due December 2015 Stated interest rate of 12% | Common Stock Warrants
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares																										$ 4.00
Shares that may be purchased under warrant agreement | shares																			35,688					35,688		780,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%
Financing Arrangements (Textual)
Amount outstanding								$ 74,486			$ 74,486									$ 74,486	74,486	74,486			$ 74,486
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due																					$ 10,000,000	$ 10,000,000
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Minimum
Financing Arrangements (Textual)
Interest rate (as a percentage)								8.25%			8.25%									8.25%	8.25%	8.25%			8.25%
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Maximum
Financing Arrangements (Textual)
Interest rate (as a percentage)								12.00%			12.00%									12.00%	12.00%	12.00%			12.00%
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Merger Transaction | DE2
Financing Arrangements (Textual)
Long term debt assumed																		$ 74,486
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due																	$ 10,000,000
Note Payable, due August 2021, interest at 0%
Financing Arrangements (Textual)
Interest rate (as a percentage)								0.00%			0.00%									0.00%	0.00%	0.00%			0.00%
Amount outstanding								$ 192,000			$ 192,000									$ 192,000	$ 192,000	$ 192,000			$ 192,000
Note Payable, due August 2021, interest at 0% | Notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)												0.00%
Default interest rate (as a percentage)												20.00%
Borrowings												$ 192,000
Debt premium immediately due if the Company transfers more than a majority of its ownership, expressed as a percentage of the principal balance												30.00%
Default period to trigger increase in interest rate												30 days
Installment Note Payable - Bank
Financing Arrangements (Textual)
Amount outstanding								$ 313,017			$ 252,244								$ 137,383	$ 313,017	$ 313,017	$ 252,244		$ 137,383	$ 313,017
Installment Note Payable - Bank | Notes payable to bank
Financing Arrangements (Textual)
Monthly installment amount																$ 9,903
Borrowings																$ 330,020
Installment Note Payable - Bank | Notes payable to bank | Minimum
Financing Arrangements (Textual)
Minimum interest rate (as a percentage)																5.00%
Installment Note Payable - Bank | Notes payable to bank | Prime Rate
Financing Arrangements (Textual)
Basis spread on variable rate																1.00%
Installment Note Payable To Bank April 2015 | Notes payable
Financing Arrangements (Textual)
Borrowings									330,000
Installment Note Payable To Bank April 2015 | Notes payable to bank
Financing Arrangements (Textual)
Monthly installment amount									$ 9,903
Installment Note Payable To Bank April 2015 | Notes payable to bank | Minimum
Financing Arrangements (Textual)
Minimum interest rate (as a percentage)									5.00%
Installment Note Payable To Bank April 2015 | Notes payable to bank | Prime Rate
Financing Arrangements (Textual)
Basis spread on variable rate									1.00%
Installment Note Payable to Bank March 2014 | Notes payable to bank
Financing Arrangements (Textual)
Monthly installment amount																$ 9,903
Borrowings									$ 216,000							$ 330,020
Installment Note Payable to Bank March 2014 | Notes payable to bank | Minimum
Financing Arrangements (Textual)
Minimum interest rate (as a percentage)																5.00%
Installment Note Payable to Bank March 2014 | Notes payable to bank | Prime Rate
Financing Arrangements (Textual)
Basis spread on variable rate																1.00%
Convertible Notes, due March 2015, interest at 10%
Financing Arrangements (Textual)
Interest rate (as a percentage)																			10.00%					10.00%
Amount outstanding																			$ 575,000					$ 575,000
Convertible Notes, due March 2015, interest at 10% | Convertible notes payable
Financing Arrangements (Textual)
Interest rate (as a percentage)																			10.00%					10.00%
Amount outstanding			$ 225,000
Conversion of debt, shares issued | shares			177,786
Principal amount of debt converted			$ 225,000
Principal and accrued interest reclassified															$ 356,616
Accrued interest on debt converted			$ 15,015
Borrowings																			$ 575,000					$ 575,000
Principal amount of debt, modification of terms															$ 350,000
Convertible Notes, due March 2015, interest at 10% | Convertible notes payable | Tranche One
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share) | $ / shares																			$ 4.00					$ 4.00
Shares that may be purchased under warrant agreement | shares																			87,500					87,500
Borrowings																			$ 350,000					$ 350,000